Notes Receivable (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Loans receivable on real estate
Balance at beginning of period	$ 103,705	$ 58,719
Additions:
New mortgage loans	10,000	60,618
Interest	811	3,106
Accretion of discount	780	250
Deductions:
Collections of principal	(25,755)
Loan foreclosure	0	(18,988)
Loan loss reserve	(5,000)
Balance at close of period	$ 84,541	$ 103,705